Note 11 - Property, Plant and Equipment (Details Textual) - USD ($)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Property, plant and equipment at end of period	$ 1,205,000	$ 1,915,000	$ 2,163,000
Property, plant and equipment under operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment at end of period	$ 600,000	$ 600,000	$ 300,000